ORGANIZATION AND DESCRIPTION OF BUSINESS (Schedule of Variable Interest Entities Ownership Information) (Details)		12 Months Ended
	Sep. 07, 2015	Dec. 31, 2015
Mr. Hao Jiang [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		1.67%
Beijing Information [Member] | Beijing Media [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		98.33%
Beijing Information [Member] | Beijing Air [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		93.00%
Beijing Information [Member] | Beijing Travel [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		70.00%
Beijing Information [Member] | Mr. Cui [Member] | Beijing Information [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	87.50%
Beijing Information [Member] | Gary Ding [Member] | Beijing Information [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	12.50%
Beijing Information [Member] | Mr. Hao Jiang [Member] | Beijing Information [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	87.50%
Beijing Information [Member] | Mr. Rong Zhou [Member] | Beijing Information [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	12.50%
Beijing Media [Member] | Beijing Air [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		7.00%
Beijing Media [Member] | Mr. Cui [Member] | Beijing Media [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	1.67%
Beijing Media [Member] | Mr. Hao Jiang [Member] | Beijing Media [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	1.67%
Beijing Air [Member] | Hangzhou Air [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		100.00%
Beijing Air [Member] | Beijing Travel [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		30.00%
Shenzhen JL [Member] | Beijing Information [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		35.00%
Shenzhen JL [Member] | Beijing Media [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage		21.00%